PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	At December 31,
	2013	2014

Prepaid expenses	$1,135	$497
Value added tax refundable	2,213	3,108
Interest receivables	462	591
Others	162	315
	$3,972	$4,511